TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES
Summary of trade and other receivables

	December 31, 2024	December 31, 2023
Trade	$1,094.5	$1,019.1
Unbilled revenue	84.9	71.8
Other	27.6	18.9
Expected credit losses	(31.9)	(29.8)
	$1,175.1	$1,080.0